NOTES PAYABLE, OTHER	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTES PAYABLE, OTHER

NOTE 5 – NOTES PAYABLE, OTHER

The Company issued two non-interest bearing notes payable for a total of $175,000 as part of the purchase price of the lease interest described in Note 2. One note for $75,000 is due in one year, and the second note for $100,000 is due in two years.

In May 2011 the Company accepted a Subscription Agreement for $500,000 in exchange for a $500,000 Secured Convertible Promissory Note in the amount of $500,000, 1,000,000 shares of Company’s common stock and warrants exercisable for a total of 2,000,000 shares of the Company’s common stock with prices ranging from $0.25 per share to $1.50 per share. At the time of the closing, the Company received $400,000 of the $500,000. On September 6, 2011, after a failure to receive the remaining $100,000 from the subscriber, South Uintah Gas gave notice to the subscriber of its termination of the Subscription Agreement and associated agreements due to a failure of the subscriber to perform its obligations. As a result, South Uintah Gas has cancelled the shares and the warrants issued to the subscriber, repaid $200,000 and is making arrangements to repay the remaining $200,000 in full to the former subscriber.